Accounting Policies - Leases (Details)	Jan. 01, 2019
U.S. dollars leases
Leases
Lessee's incremental borrowing rate applied to the lease liabilities on adoption of IFRS 16	4.70%
Mexican peso leases
Leases
Lessee's incremental borrowing rate applied to the lease liabilities on adoption of IFRS 16	10.60%